Other Income	12 Months Ended
Aug. 31, 2025
Other Income [Abstract]
OTHER INCOME

17. OTHER INCOME

The following table shows other income for the years ended August 31, 2025, 2024 and 2023:

	For the years ended August 31,
	2025	2024	2023
Other income – third parties
Bank interest income	$18,498	$2,002	$1,459
Government subsidies (note a)	—	—	5,513
Exchange gain	—	208	1,381
Other	30,688	50,953	33,238
	49,186	53,163	41,591
Other income – related parties
Manpower support income – related parties (note b)	—	133,678	92,811
Total	$49,186	$186,841	$134,402

Note:

(a)	The government subsidies were granted by the Employment Support Scheme (“ESS”), Food Licence Holders Subsidy Scheme (“FLHSS”) and Catering Business Subsidy Scheme (“CBSS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. Applicants participating in FLHSS and CBSS were required to hold a valid food business licence and the licensed food premises are in operation. There were no unfulfilled conditions nor other contingencies attached to the ESS, FLHSS and CBSS fundings.
(b)	The manpower support income were for secondment of staff to related companies, Vincent International Limited and Marvellous Tech Limited.